Ordinary Shares	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
ORDINARY SHARES
9. ORDINARY SHARES
As
of
 December 31, 2019 and 2020, 500,000,000 ordinary shares with a par value of $0.0001 had been authorized by the Company. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company. In 2017, the VIE issued 9,800,000 ordinary shares to William Wei Cao with total consideration of RMB2,150 and 208,955 ordinary shares to Shanghai Guidance Capital Ltd. (“Shanghai Zhaoheng”) and Suzhou Tonghe Venture Investment Partnership II (L.P.) (“Tonghe II”) for a total consideration of RMB200. On January 3, 2019, the VIE repurchased 104,478 shares of ordinary shares held by Shanghai Zhaoheng. As part of the Reorganization in January 2019, the former ordinary shares were exchanged for ordinary shares of the Company on a 1:10 basis. On March 6, 2020, 1,044,776 ordinary shares of the Company was transferred from Tonghe II to OrbiMed Asia Partners III, L.P., King Star Med LP, LAV Granite Limited, LAV Biosciences Fund V, L.P., Victory Treasure Limited and OrbiMed Asia Partners III, L.P. On October 14, 2020, William Cao Wei transferred 5,910,000 ordinary shares of the Company to Michelia Figo Holding Limited with an aggregate consideration of US$1.00 per share.
On January 12, 2021, the Company completed its IPO. At the closing of its IPO, the Company issued 11,000,000 American depositary shares (“ADSs”) at public offering price of US$19.00 per ADS. The number of ADSs issued at closing included the exercise in full of the underwriters’ option to purchase 1,650,000 additional ADSs from the Company. The aggregate gross proceeds from the IPO were approximately US$240 million, before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. Each ADS represents 5 ordinary shares of the Company. Upon the completion of the IPO, the Company’s then outstanding 31,343,284 Series A Preferred Shares, 21,735,721 Series
B-1
Preferred Shares, 59,327,653
Series B-2 Preferred
Shares and 61,364,562 Series C Preferred Shares were converted into 31,343,284, 21,735,721, 59,327,653 and 61,364,562 ordinary shares, respectively.
As of December 31, 2021, 337,969,926 shares of ordinary shares were issued and outstanding.